Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Loss for the year	$ (4,102,608)	$ (4,874,082)	$ (4,610,512)
Add non-cash items:
Amortization	346,532	388,859	368,768
Share-based compensation	263,672	473,103	776,962
Accrued interest	753,555	323,931	(7,700)
Loss on debt settlement	0	191,773	857
Shares issued in lieu of consulting fees	1,521,667	510,000	364,600
Unrealized foreign exchange gain	27,761	(63,704)	0
Impairment of asset	1,874	3,985	0
Fair value of derivative	144,952	866,238	0
Changes in non-cash working capital items
Sales tax payable	222,524	198,306	(18,736)
Prepaid expenses	(141,432)	(31,325)	2,373
Accounts receivable	161,603	381,349	(139,660)
Accounts payable and accrued liabilities	(276,888)	704,438	572,999
Net cash flows used in operating activities	(1,076,788)	(927,129)	(2,690,049)
Investing activity
Acquisition of Trucking	(1,697,813)	0	0
Advances of loans receivable	0	0	(21,000)
Cash acquired on business combination	149,386	0	0
Sale of vehicles	42,798	0	0
Purchase of vehicles	(61,836)	(112,034)	0
Repayment of loans receivable	0	0	89,374
Net cash flows provided by investing activity	(1,567,465)	(112,034)	68,374
Financing activities
Proceeds from private placements	0	0	273,190
Share issue costs	0	0	(20,442)
Loan repayments	(27,769)	(26,416)	0
Convertible note	3,115,822	1,192,699	0
Exercise of options	9,000	90,000	256,249
Exercise of warrants	98,550	30,000	339,870
Lease payments	(287,532)	(345,695)	(306,562)
Subscriptions receivable	0	0	194,737
Subscriptions received	0	58,650	100,240
Net cash flows provided by financing activities	2,908,071	999,238	837,282
Foreign exchange on cash	32,475	0	0
Change in cash during the year	296,293	(39,925)	(1,784,393)
Cash - beginning of the year	255,668	295,593	2,079,986
Cash - end of the year	551,961	255,668	295,593
Supplemental cash flow information:
Income taxes paid	0	0	0
Interest paid	$ 25,598	$ 28,671	$ 29,958